Related Party Transactions, Promissory Note, Administrative Support Agreement and Related Party Loans (Q3) (Details) - USD ($)				3 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Jun. 24, 2019	Jun. 19, 2019	Apr. 19, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Repayment of debt to related party					$ 175,000	$ 0	$ 175,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 300,000
Repayment of debt to related party	$ 175,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 25,000
Related party expense				$ 75,000		225,000	150,000
Sponsor [Member] | Administrative Support Agreement [Member] | Accrued Expenses [Member]
Related Party Transactions [Abstract]
Related party fees payable				$ 375,000		375,000	150,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction						$ 1,500,000	$ 1,500,000
Unit price (in dollars per share)				$ 1.00		$ 1.00	$ 1.00